Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 360,577	$ 668,664
Accounts receivable, net	234,508	44,850
Prepaid expenses	188,295	202,245
Total Current Assets	783,380	915,759
Equity investment		225,000
Prepaid licensing fee, net		86,667
Property and equipment, net	982,915	10,956,558
Intangible assets, net		182,140
Other assets	31,900	44,121
TOTAL ASSETS	1,798,195	12,410,245
CURRENT LIABILITIES
Accounts payable and accrued expenses	12,083,603	4,382,966
Current portion of long term debt	153,284	175,196
Convertible debt, net	3,691,261	66,261
Liability to issue stock (in Dollars)	330,396	451,646
Total Current Liabilities	16,258,545	5,076,069
Long-term debt, net of current portion		116,244
Total Liabilities	16,258,545	5,192,313
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 250,000,000 shares authorized, 66,300,757 and 59,836,052 shares issued and outstanding, respectively	66,301	59,836
Additional paid-in capital	44,488,396	34,192,134
Accumulated deficit	(59,002,630)	(27,021,621)
Accumulated other comprehensive loss	(12,417)	(12,417)
Total Stockholders' Equity	(14,460,350)	7,217,932
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,798,195	$ 12,410,245